REVENUE RECOGNITION - Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
REVENUE RECOGNITION
Contract liabilities, current	$ 6,485	$ 9,044	$ 2,072
Revenue recognized from amounts included in contract liabilities	$ 4,785